Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year	R$ 3,182,128	R$ 3,065,146
Cost of current service	305	546
Interest cost	215,259	212,033
Participant’s contribution	450	556
Actuarial gain/(loss) (1)	(155,242)	123,504
Past service cost - plan changes
Early elimination of obligations
Benefit paid	(244,231)	(219,657)
At the end of the year	2,998,669	3,182,128
(ii) Plan assets at fair value:
At the beginning of the year	2,759,745	2,716,865
Expected earnings	186,324	187,531
Actuarial gain/(loss) (1)	(175,560)	59,071
Contributions received:
Employer	28,025	15,150
Employees	450	556
Benefit paid	(244,157)	(219,428)
At the end of the year	2,554,827	2,759,745
(iii) Changes in the unrecoverable surplus:
At the beginning of the year	310	36,155
Interest on irrecoverable surplus	29	2,736
Change in irrecoverable surplus (1)	7,113	(38,581)
At the end of the year	7,452	310
(iv) Financed position:
Deficit plans (2)	451,294	422,693
Surplus (deficit) in plan	451,294	422,693
Other Post Employment Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year	966,430	917,870
Cost of current service
Interest cost	65,985	66,772
Participant’s contribution
Actuarial gain/(loss) (1)	(146,763)	13,671
Past service cost - plan changes
Early elimination of obligations	(12,023)
Benefit paid	(32,511)	(31,883)
At the end of the year	841,118	966,430
(ii) Plan assets at fair value:
At the beginning of the year
Expected earnings
Actuarial gain/(loss) (1)
Contributions received:
Employer
Employees
Benefit paid
At the end of the year
(iii) Changes in the unrecoverable surplus:
At the beginning of the year
Interest on irrecoverable surplus
Change in irrecoverable surplus (1)
At the end of the year
(iv) Financed position:
Deficit plans (2)	841,118	966,430
Surplus (deficit) in plan	R$ 841,118	R$ 966,430